STOCK BASED COMPENSATION (Summary of Information for Options Outstanding and Exercisable by Exercise Price Range) (Details) (USD $)	Aug. 31, 2012
Employees [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	932,116
Outstanding, weighted average remaining contractual life, years	6.14
Outstanding, weighted average exercise price	$ 3.72
Outstanding, aggregate intrinsic value	$ 1,072,274
Number exercisable	717,088
Exercisable, weighted average remaining contractual life, years	5.07
Exercisable, weighted average exercise price	$ 3.48
Exercisable, aggregate intrinsic value	1,072,274
Nonemployees [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	144,456
Outstanding, weighted average remaining contractual life, years	4.8
Outstanding, weighted average exercise price	$ 6.72
Outstanding, aggregate intrinsic value
Number exercisable	88,689
Exercisable, weighted average remaining contractual life, years	4.53
Exercisable, weighted average exercise price	$ 6.96
Exercisable, aggregate intrinsic value
$0.012 [Member] | Employees [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	280,114
Outstanding, weighted average remaining contractual life, years	1.93
Outstanding, weighted average exercise price	$ 0.012
Outstanding, aggregate intrinsic value	1,072,274
Number exercisable	280,114
Exercisable, weighted average remaining contractual life, years	1.93
Exercisable, weighted average exercise price	$ 0.012
Exercisable, aggregate intrinsic value	1,072,274
$4.08 to 6.48 [Member] | Employees [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	652,002
Outstanding, weighted average remaining contractual life, years	7.95
Outstanding, weighted average exercise price	$ 5.76
Outstanding, aggregate intrinsic value
Number exercisable	436,974
Exercisable, weighted average remaining contractual life, years	7.08
Exercisable, weighted average exercise price	$ 5.28
Exercisable, aggregate intrinsic value
$4.08 to 6.48 [Member] | Nonemployees [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	111,120
Outstanding, weighted average remaining contractual life, years	4.79
Outstanding, weighted average exercise price	$ 5.88
Outstanding, aggregate intrinsic value
Number exercisable	58,131
Exercisable, weighted average remaining contractual life, years	4.15
Exercisable, weighted average exercise price	$ 5.88
Exercisable, aggregate intrinsic value
$9.12 [Member] | Nonemployees [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	33,336
Outstanding, weighted average remaining contractual life, years	4.83
Outstanding, weighted average exercise price	$ 9.12
Outstanding, aggregate intrinsic value
Number exercisable	30,558
Exercisable, weighted average remaining contractual life, years	5.25
Exercisable, weighted average exercise price	$ 9.12
Exercisable, aggregate intrinsic value